Document and Entity Information	Sep. 16, 2019
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000096223
Document Type	8-K
Document Period End Date	Sep. 16, 2019
Entity Registrant Name	Jefferies Financial Group Inc.
Entity Incorporation State Country Code	NY
Entity File Number	1-15721
Entity Tax Identification Number	13-2615557
Entity Address, Address Line One	520 Madison Ave.
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	460-1900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $1.00 Per Share
Trading Symbol	JEF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false